Income Taxes and Duties - Summary of Income Tax Expense (Benefit) (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Disclosure of income taxes [line items]
Total duties, taxes and other	$ 16,492,010	$ 320,180,839	$ 307,348,122	$ 185,572,075
PEMEX
Disclosure of income taxes [line items]
Current income tax		5,939,990	3,573,731	5,370,822
Deferred income tax		(77,179,234)	(3,052,891)	25,592,117
Total duties, taxes and other		$ (71,239,244)	$ 520,840	$ 30,962,939